Trade Receivables and Reseller Financing - Summary of of Trade Receivables, Gross of Expected Losses on Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of trade receivables [line items]
Trade receivables, gross of expected losses on doubtful accounts	R$ 4,094,386	R$ 4,535,956
Current [member]
Summary of trade receivables [line items]
Trade receivables, gross of expected losses on doubtful accounts	3,199,315	3,739,601
Less than 30 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of expected losses on doubtful accounts	159,350	121,622
From thirty 31 to 60 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of expected losses on doubtful accounts	27,320	53,864
From sixty one days to Ninety days [member]
Summary of trade receivables [line items]
Trade receivables, gross of expected losses on doubtful accounts	12,245	49,629
From 91 to180 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of expected losses on doubtful accounts	61,489	84,920
More than 180 Days [member]
Summary of trade receivables [line items]
Trade receivables, gross of expected losses on doubtful accounts	R$ 634,667	R$ 486,320